Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
WillScot 401(k) Plan
Schedule H, Line 4i- Schedule of Assets (Held at End of Year)
As of December 31, 2025
EIN: 52-0665775, Plan Number: 002

(a)	(b)	(c)	(e)
	Identity of issue	Description of investments	Current value
	Mutual Funds and Money Market Funds
	American Funds	American Funds New Perspective R6 Fund	$2,487,443
	DFA	DFA International Core Equity Portfolio Institutional Class	5,680,996
	DFA	DFA U.S. Targeted Value Portfolio Institutional Class	1,288,308
	DFA	DFA Emerging Markets Core Equity Fund	2,692,141
	Dodge & Cox	Dodge & Cox Income Fund Class X	5,643,641
*	Fidelity	Fidelity 500 Index	24,058,436
*	Fidelity	Fidelity Contrafund K6 Fund	8,718,585
*	Fidelity	Fidelity Mid Cap Index Fund	6,319,993
*	Fidelity	Fidelity Real Estate Index	525,608
*	Fidelity	Fidelity Small Cap Index	1,540,599
*	Fidelity	Fidelity Total International Index	1,460,395
*	Fidelity	Fidelity Large Cap Growth Index Fund	11,675,728
*	Fidelity	Fidelity Government Money Market Fund Class K6	642,581
	T. Rowe Price	T. Rowe Price Small-Cap Stock Fund	1,524,736
	Vanguard	Vanguard Equity Income Fund Admiral Shares	4,912,974
	Vanguard	Vanguard Total Bond Market Index Fund Admiral Shares	1,469,271
	Vanguard	Vanguard Target Retirement Income Fund	1,863,831
	Vanguard	Vanguard Target Retirement 2020 Fund Investor Shares	6,013,861
	Vanguard	Vanguard Target Retirement 2025 Fund Investor Shares	20,141,923
	Vanguard	Vanguard Target Retirement 2030 Fund Investor Shares	32,027,563
	Vanguard	Vanguard Target Retirement 2035 Fund Investor Shares	42,236,163
	Vanguard	Vanguard Target Retirement 2040 Fund Investor Shares	33,198,072
	Vanguard	Vanguard Target Retirement 2045 Fund Investor Shares	33,214,631
	Vanguard	Vanguard Target Retirement 2050 Fund Investor Shares	30,255,387
	Vanguard	Vanguard Target Retirement 2055 Fund Investor Shares	18,464,242
	Vanguard	Vanguard Target Retirement 2060 Fund Investor Shares	13,815,086
	Vanguard	Vanguard Target Retirement 2065 Fund Investor Shares	4,629,738
	Vanguard	Vanguard Target Retirement 2070 Fund Investor Shares	1,039,641
	Total Mutual Funds and Money Market Funds		317,541,573

	Collective Investment Trusts
	Great Gray Trust Company	Great Gray Stable Value Fund Class R1	5,325,780
	John Hancock	John Hancock Disciplined Value Mid-Cap Trust Class B4	2,171,203
	Total Collective Investment Trusts		7,496,983

	Common Stock
*	WillScot Holdings Corporation	WillScot Holdings Corporation Common Stock Fund	1,277,764
*	Participants	Participant Loans**	8,047,996
	Total Investments at Fair Value		$334,364,316
(d) Historical cost is omitted as all investments are participant directed.
* Indicates a party-in-interest in the Plan.
** Interest rates range from 4.25% through 9.50% with various maturity dates through November 2035.